Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

December 12, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Variable Equity Trust (Securities Act File No. 333-91278; Investment Company Act File No. 811-21128) (the “Registrant”),

with respect to the funds listed in Schedule A (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrants and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated November 30, 2017 to the Prospectus for each of the Funds listed in Schedule A.

Please call the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz

SCHEDULE A

Fund	Date of Prospectus
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Dividend Strategy Portfolio	May 1, 2017
ClearBridge Variable Large Cap Growth Portfolio	May 1, 2017
ClearBridge Variable Mid Cap Portfolio	May 1, 2017

A-1